Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment
Less: accumulated depreciation	$ (12,260)	$ (8,565)
Total property and equipment, net	32,755	28,164
Lab equipment
Property, Plant and Equipment
Property, plant and equipment, gross	21,191	18,214
Office equipment
Property, Plant and Equipment
Property, plant and equipment, gross	2,505	2,211
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment, gross	1,267	1,301
Leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, gross	10,048	10,316
Assets under construction
Property, Plant and Equipment
Property, plant and equipment, gross	$ 10,004	$ 4,687